Leases, Commitments and Contingencies - Additional Information (Details) $ in Thousands		3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jul. 05, 2021 lawsuit	Apr. 30, 2020	Jun. 11, 2021 USD ($)	Jan. 31, 2021 USD ($)	Aug. 27, 2020 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 USD ($) item	Jan. 31, 2021 USD ($)	Jan. 31, 2020
Lessee, Lease, Description [Line Items]
Right of use assets				$ 12,353	$ 17,821	$ 17,988	$ 17,988	$ 12,353
Option to extend lease							true
Option to terminate lease							true
Weighted average incremental borrowing rate			6.12%
Weighted-average remaining lease term of operating leases						5 years 10 months 24 days	5 years 10 months 24 days
Lease costs			$ 1,100	1,600	2,200	$ 5,400
Payment of lease cost related amounts			$ 1,300	$ 1,600	$ 2,100	$ 5,400
Number of lawsuits filed | lawsuit	2
Number of demand letters form putative stockholders | item							6
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Skillsoft and GK
Lessee, Lease, Description [Line Items]
Right of use assets						$ 18,000	$ 18,000
Lease liabilities						$ 18,100	$ 18,100
Maximum
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term							12 years
Minimum
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term							1 year